UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,282	$ 7,253
Restricted cash	34	34
Accounts receivable, net of allowance of $450 and $647 as of March 31, 2023 and December 31, 2022, respectively	24,753	46,565
Inventory	15,802	18,556
Prepaid expenses and other current assets	17,907	17,289
Assets held for sale – current	12,592
Total current assets	74,370	89,697
Property, plant and equipment, net	5,972	7,351
Goodwill		13,641
Intangible assets, net		5,302
Right-of-use assets, net	4,230	5,697
Other non-current assets	20,160	3,407
Assets held for sale – non-current	20,791
Total assets	125,523	125,095
Current liabilities:
Accounts payable	16,957	26,173
Accrued expenses and other current liabilities	30,401	32,243
Deferred revenue	1,957	2,892
Senior term loan, current portion	40,993	40,529
Subordinated debt	11,256	11,119
Subordinated term loan – related party	42,449	41,528
Convertible debt	45,492	43,928
Current portion of long-term debt	263	259
Liabilities held for sale – current	11,963
Total current liabilities	201,731	198,671
Other long-term liabilities	6,408	7,223
Liabilities held for sale – non-current	17,294
Total liabilities	225,433	205,894
Stockholders’ deficit:
Common stock, $0.0001 par value; 250,000,000 shares authorized; 74,582,992 and 74,283,026 shares issued and outstanding as of March 31, 2023 and December 31, 2022	7	7
Additional paid-in capital	772,205	770,427
Accumulated deficit	(872,122)	(851,233)
Total stockholders’ deficit	(99,910)	(80,799)
Total liabilities and stockholders’ deficit	$ 125,523	$ 125,095